Income Tax and Tax Payables (Details) - Schedule of Tax payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Tax payables [Abstract]
Income tax payable	$ 1,498,373	$ 1,277,496
VAT tax payable	517,211	440,838
Other tax payable	56,611	48,880
Total Tax Payable	$ 2,072,195	$ 1,767,214